EMPLOYEE BENEFITS (Details) - Schedule of employment expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of employment expenses [Abstract]
Salaries and wages	$ 825,792	$ 850,557	$ 1,478,804
Short-term employee benefits	122,650	41,259	147,576
Other personnel expenses	93,457	70,244	168,382
Total	$ 1,041,899	$ 962,060	$ 1,794,762